Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt/Lines of credit [Abstract]
Long-term debt

As of December 31 (in thousands)	2012 EUR	2011 EUR

Eurobond, carrying amount	710,095	695,618
Loan headquarter building[1]	32,366	33,795
Other	17,029	6,955

Long-term debt	759,490	736,368
Less: current portion of long-term debt	3,610	2,587

Non-current portion of long-term debt	755,880	733,781

1	This loan relates to our Variable Interest Entity, see Note 11.

Principal repayments and other borrowing arrangements

(in thousands)	EUR

2013	3,610
2014	3,535
2015	3,535
2016	3,535
2017	603,535
Thereafter	31,644

Long-term debt	649,394
Less: current portion of long-term debt	3,610

Non-current portion of long-term debt	645,784

Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps

As of December 31 (in thousands)	2012 EUR	2011 EUR

Principal amount	600,000	600,000
Fair value interest rate swaps[1]	110,095	95,618

Carrying amount	710,095	695,618

1	The fair value of the interest rate swaps excludes accrued interest.

Estimated fair value of Eurobond

As of December 31 (in thousands)	2012 EUR	2011 EUR

Principal amount	600,000	600,000
Carrying amount	710,095	695,618
Fair value [1]	700,644	640,500

1	Source: Bloomberg Finance LP